Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended														12 Months Ended
	Dec. 29, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 24, 2011		Jun. 25, 2011	Mar. 26, 2011	Dec. 29, 2012		Dec. 31, 2011		Dec. 25, 2010
Segment Reporting Information [Line Items]
Sales	$ 2,622,760	[1]	$ 2,692,933	[2]	$ 2,507,150	[3]	$ 2,872,809	[4]	$ 2,969,695	[5]	$ 2,836,737	[6]	$ 2,710,141	$ 2,972,960	$ 10,695,652		$ 11,489,533		$ 11,633,094
Division operating income (loss)															(17,364)		133,950		65,652
Capital expenditures															120,260		130,317		169,452
Depreciation and amortization															203,189		211,410		208,319
Charges for losses on receivables and inventories															64,930		56,200		57,824
Net earnings from equity method investments															30,462		31,426		30,635
Assets	4,010,779								4,250,984						4,010,779		4,250,984
North American Retail Division
Segment Reporting Information [Line Items]
Sales															4,457,826		4,870,166		4,962,838
Division operating income (loss)															(101,933)		27,504		31,064
Capital expenditures															60,521		70,884		82,934
Depreciation and amortization															102,611		108,991		107,701
Charges for losses on receivables and inventories															40,237		31,274		37,681
Assets	1,188,985								1,453,858						1,188,985		1,453,858
North American Business Solutions Division
Segment Reporting Information [Line Items]
Sales															3,214,915		3,261,953		3,290,430
Division operating income (loss)															104,841		73,437		(16,769)
Capital expenditures															31,494		31,838		53,407
Depreciation and amortization															43,300		42,065		42,522
Charges for losses on receivables and inventories															5,835		6,578		8,463
Assets	669,899								596,223						669,899		596,223
International Division
Segment Reporting Information [Line Items]
Sales															3,022,911		3,357,414		3,379,826
Division operating income (loss)															(20,272)		33,009		51,357
Capital expenditures															25,350		26,356		27,637
Depreciation and amortization															33,810		37,331		36,103
Charges for losses on receivables and inventories															18,858		18,348		11,680
Net earnings from equity method investments															30,462		31,426		30,635
Assets	1,311,716								1,373,108						1,311,716		1,373,108
Eliminations and Other
Segment Reporting Information [Line Items]
Capital expenditures															2,895	[7]	1,239	[7]	5,474	[7]
Depreciation and amortization															23,468	[7]	23,023	[7]	21,993	[7]
Assets	$ 840,179	[7]							$ 827,795	[7]					$ 840,179	[7]	$ 827,795	[7]

[1]	Net earnings include approximately $9 million North American Retail Division fixed asset impairment.
[2]	Net earnings include approximately $88 million North American Retail and International Division asset impairments.
[3]	Net earnings include approximately $24 million North American Retail Division fixed asset impairment.
[4]	Net earnings include approximately $68 million of recovery of purchase price income from previous acquisition associated with pension plan and approximately $12 million loss on extinguishment of debt.
[5]	Fiscal year 2011 includes 53 weeks in accordance with the Company's 52- week, 53-week retail calendar; accordingly, the fourth quarter includes 14 weeks. Additionally, the fourth quarter includes approximately $24 million of benefits from the reversal of uncertain tax positions and valuation allowances.
[6]	Net earnings include approximately $99 million of tax and related interest benefits from the reversal of uncertain tax positions.
[7]	Amounts included in "Eliminations and Other" consist of assets (including all cash and cash equivalents) and depreciation related to corporate activities.